Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 66.6% of Net Assets
	Canada — 0.9%
275,500	CGI, Inc.(a)	$27,498,648
	France — 1.6%
60,178	LVMH Moet Hennessy Louis Vuitton SE	46,204,115
	Japan — 1.6%
1,719,161	Nomura Research Institute Ltd.	48,589,869
	Netherlands — 2.4%
71,312	ASML Holding NV	72,678,755
	Sweden — 2.6%
4,111,132	Atlas Copco AB, Class A	77,191,600
	Taiwan — 2.3%
2,305,000	Taiwan Semiconductor Manufacturing Co. Ltd.	68,291,648
	United Kingdom — 2.2%
954,281	Halma PLC	32,527,185
275,591	London Stock Exchange Group PLC	32,679,115
		65,206,300
	United States — 53.0%
133,193	Accenture PLC, Class A	40,412,088
63,090	Adobe, Inc.(a)	35,049,019
461,448	Airbnb, Inc., Class A(a)	69,969,360
547,625	Alphabet, Inc., Class A	99,749,894
532,215	Amazon.com, Inc.(a)	102,850,549
64,551	BlackRock, Inc.	50,822,293
74,916	Costco Wholesale Corp.	63,677,851
148,288	Cummins, Inc.	41,065,396
208,030	Danaher Corp.	51,976,295
161,775	Diamondback Energy, Inc.	32,385,737
81,834	Goldman Sachs Group, Inc.	37,015,155
171,744	Home Depot, Inc.	59,121,155
168,637	IQVIA Holdings, Inc.(a)	35,656,607
244,865	JPMorgan Chase & Co.	49,526,395
172,795	Linde PLC	75,824,174
171,273	Mastercard, Inc., Class A	75,558,797
45,719	Mettler-Toledo International, Inc.(a)	63,896,417
838,475	NVIDIA Corp.	103,585,201
61,998	O'Reilly Automotive, Inc.(a)	65,473,608
109,616	Parker-Hannifin Corp.	55,444,869
113,595	Roper Technologies, Inc.	64,028,958
227,032	S&P Global, Inc.	101,256,272
157,831	Salesforce, Inc.	40,578,350
133,546	Schneider Electric SE	32,017,089
149,384	Texas Instruments, Inc.	29,059,669
79,019	Trane Technologies PLC	25,991,720
138,227	UnitedHealth Group, Inc.	70,393,482
69,467	Veralto Corp.	6,632,014
		1,579,018,414
	Total Common Stocks (Identified Cost $1,414,872,780)	1,984,679,349

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 30.3%

Non-Convertible Bonds — 28.5%
	Australia — 1.4%
$2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	$2,686,744
5,325,000	Australia Government Bonds, Series 164, 0.500%, 9/21/2026, (AUD)	3,281,490
5,540,000	Australia Government Bonds, Series 166, 3.000%, 11/21/2033, (AUD)	3,325,843
670,000	GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026(b)	641,173
16,470,000	Glencore Funding LLC, 6.500%, 10/06/2033(b)	17,156,472
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(b)	4,132,020
4,000,000	Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027(b)	3,670,470
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	6,164,264
95,000	Sydney Airport Finance Co. Pty. Ltd., 3.375%, 4/30/2025(b)	93,224
		41,151,700
	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev SA, EMTN, 2.000%, 1/23/2035, (EUR)	2,542,950
	Brazil — 0.7%
2,600,000	Brazil Government International Bonds, 6.000%, 10/20/2033	2,498,613
53,329 (c)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2031, (BRL)	8,609,145
25,149 (c)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2035, (BRL)	3,935,572
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(b)	584,263
575,000	Raizen Fuels Finance SA, 5.300%, 1/20/2027(b)	565,355
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,207,874
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	479,205
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	969,987
		19,850,014
	Canada — 2.0%
1,235,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	1,087,171
304,043	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(b)	283,982
642,968	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(b)	587,686
505,000	Antares Holdings LP, 3.750%, 7/15/2027(b)	462,145
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(b)	1,143,801
305,000	Antares Holdings LP, 7.950%, 8/11/2028(b)	316,010
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,010,953
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,391,730
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	968,657
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,952,863

Principal Amount (‡)	Description	Value (†)

	Canada — continued
16,650,000	Canada Government Bonds, 0.500%, 9/01/2025, (CAD)	$11,663,824
20,700,000	Canada Government Bonds, 4.500%, 2/01/2026, (CAD)	15,217,575
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,167,259
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,221,201
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,124,774
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,192,142
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,304,022
2,960,000	Rogers Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,013,700
1,675,000	Toronto-Dominion Bank, MTN, 1.150%, 6/12/2025	1,608,870
2,735,000	Toronto-Dominion Bank, Series FXD, 1.950%, 1/12/2027	2,538,274
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(b)	1,555,643
		58,812,282
	Chile — 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	480,867
975,000	Antofagasta PLC, 5.625%, 5/13/2032	975,860
510,000	Antofagasta PLC, 6.250%, 5/02/2034(b)	528,207
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(b)	2,187,155
950,000	Celulosa Arauco y Constitucion SA, 4.500%, 8/01/2024	947,266
1,005,000	Chile Government International Bonds, 2.550%, 1/27/2032	842,841
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,272,173
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(b)	1,734,107
275,000	Corp. Nacional del Cobre de Chile, 6.300%, 9/08/2053(b)	272,519
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(b)	480,134
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(b)	1,677,614
525,000	Enel Chile SA, 4.875%, 6/12/2028	507,516
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,341,432
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(b)	1,087,244
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(b)	905,183
1,120,000	Transelec SA, 4.250%, 1/14/2025(b)	1,109,065
		18,349,183
	China — 0.0%
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031(b)	543,237
	Colombia — 0.5%
1,395,000	Colombia Government International Bonds, 3.125%, 4/15/2031	1,097,933
575,000	Colombia Government International Bonds, 3.875%, 4/25/2027	540,573
1,280,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,280,434
7,073,300,000	Colombia TES, Series B, 6.250%, 11/26/2025, (COP)	1,654,417
29,559,900,000	Colombia TES, Series B, 7.500%, 8/26/2026, (COP)	6,855,703
Principal Amount (‡)	Description	Value (†)

	Colombia — continued
$2,536,000	Ecopetrol SA, 5.875%, 5/28/2045	$1,818,011
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(b)	1,116,375
		14,363,446
	Czech Republic — 0.1%
1,525,000	CEZ AS, EMTN, 0.875%, 12/02/2026, (EUR)	1,524,118
1,120,000	CEZ AS, EMTN, 3.000%, 6/05/2028, (EUR)	1,166,704
		2,690,822
	Denmark — 0.2%
2,135,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	2,379,553
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,380,217
		4,759,770
	Dominican Republic — 0.2%
2,160,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(b)	1,960,244
1,155,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(b)	1,033,298
590,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(b)	587,097
995,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(b)	987,717
425,000	Dominican Republic International Bonds, 8.625%, 4/20/2027(b)	438,674
		5,007,030
	France — 0.2%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(b)	199,454
1,190,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(b)	1,177,536
890,000	BNP Paribas SA, (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026(b)	860,342
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(b)	1,262,882
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	960,042
1,015,000	Societe Generale SA, 4.750%, 11/24/2025(b)	994,771
1,485,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(b)	1,470,138
		6,925,165
	Germany — 0.3%
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,511,956
870,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	715,599
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,901,248
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	3,234,049
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026(b)	1,365,495
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(b)	346,270
250,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	254,968

Principal Amount (‡)	Description	Value (†)

	Germany — continued
$690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(b)	$713,360
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(b)	274,172
		10,317,117
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(b)	924,000
	India — 0.3%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,583,112
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(b)	2,314,012
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(b)	1,147,600
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025(b)	2,338,608
		8,383,332
	Indonesia — 0.2%
50,092,000,000	Indonesia Treasury Bonds, Series FR75, 7.500%, 5/15/2038, (IDR)	3,149,373
43,840,000,000	Indonesia Treasury Bonds, Series FR82, 7.000%, 9/15/2030, (IDR)	2,674,387
		5,823,760
	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,788,157
2,325,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(b)	2,399,916
3,710,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(d)	3,242,661
		8,430,734
	Israel — 1.1%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	1,154,383
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,698,989
4,570,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,289,116
17,791,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	12,426,204
2,700,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,601,876
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	490,604
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,742,002
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,524,591
		31,927,765
	Italy — 0.6%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(b)	198,099
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(b)	2,293,617
3,305,000	Italy Buoni Poliennali Del Tesoro, Series 10Y, 2.000%, 2/01/2028, (EUR)	3,373,850
6,965,000	Italy Buoni Poliennali Del Tesoro, Series 11Y, 1.350%, 4/01/2030, (EUR)	6,593,966
2,370,000	Italy Buoni Poliennali Del Tesoro, Series 7Y, 2.500%, 11/15/2025, (EUR)	2,507,187
Principal Amount (‡)	Description	Value (†)

	Italy — continued
$830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(b)	$846,915
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(b)	1,426,829
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	187,355
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	564,493
		17,992,311
	Japan — 0.7%
1,064,338,800 (e)	Japan Government CPI-Linked Bonds, Series 23, 0.100%, 3/10/2028, (JPY)	6,924,244
693,300,000	Japan Government Ten Year Bonds, Series 371, 0.400%, 6/20/2033, (JPY)	4,104,169
2,375,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028	2,206,798
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,643,605
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	1,921,447
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,122,578
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,232,220
		20,155,061
	Korea — 0.8%
1,060,000	Kia Corp., 2.750%, 2/14/2027(b)	991,757
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025(b)	1,468,501
2,400,000	Korea National Oil Corp., 2.125%, 4/18/2027(b)	2,209,968
4,500,000,000	Korea Treasury Bonds, Series 2509, 1.125%, 9/10/2025, (KRW)	3,189,158
4,450,000,000	Korea Treasury Bonds, Series 2809, 3.500%, 9/10/2028, (KRW)	3,266,750
13,130,550,000	Korea Treasury Bonds, Series 3012, 1.500%, 12/10/2030, (KRW)	8,530,586
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(b)	747,216
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031(b)	2,277,170
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(b)	205,777
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(b)	145,256
		23,032,139
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	938,399
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	1,739,263
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	236,751
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,370,848
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	807,907
		5,093,168
	Mexico — 1.5%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	635,892
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	784,678

Principal Amount (‡)	Description	Value (†)

	Mexico — continued
$860,000	America Movil SAB de CV, 2.875%, 5/07/2030	$757,828
730,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(b)	726,839
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(b)	1,719,238
1,990,000	Cemex SAB de CV, 5.200%, 9/17/2030(b)	1,922,014
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	840,080
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(b)(f)	778,406
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,576,485
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	329,112
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,284,776
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(b)	712,351
1,707,184 (g)	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	8,623,915
724,558 (g)	Mexico Bonos, Series M 20, 7.500%, 6/03/2027, (MXN)	3,682,711
1,064,466 (g)	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	5,485,535
637,836 (g)	Mexico Bonos, Series M 30, 8.500%, 11/18/2038, (MXN)	3,088,842
2,665,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,343,628
1,880,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,527,373
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	154,348
810,000	Mexico Government International Bonds, 4.875%, 5/19/2033	746,234
750,000	Mexico Government International Bonds, 6.000%, 5/07/2036	730,187
350,000	Mexico Government International Bonds, 6.338%, 5/04/2053	329,998
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026(b)	1,722,739
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,173,719
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,048,055
		43,724,983
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(b)	3,392,551
	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025	856,532
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026(b)	1,652,179
1,800,000	Netherlands Government Bonds, Zero Coupon, 2.523%, 1/15/2029, (EUR)(d)	1,707,420
		4,216,131
	New Zealand — 0.5%
4,200,000	Fonterra Co.-operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,735,020
700,000	Fonterra Co.-operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	450,580
Principal Amount (‡)	Description	Value (†)

	New Zealand — continued
15,075,000	New Zealand Government Bonds, Series 429, 3.000%, 4/20/2029, (NZD)	$8,580,196
6,310,000	New Zealand Government Bonds, Series 531, 1.500%, 5/15/2031, (NZD)	3,153,680
		14,919,476
	Norway — 0.6%
3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027(b)	3,392,997
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,259,164
16,500,000	Norway Government Bonds, Series 478, 1.500%, 2/19/2026, (NOK)	1,484,953
41,750,000	Norway Government Bonds, Series 479, 1.750%, 2/17/2027, (NOK)	3,718,311
36,610,000	Norway Government Bonds, Series 480, 2.000%, 4/26/2028, (NOK)	3,231,576
46,500,000	Norway Government Bonds, Series 482, 1.375%, 8/19/2030, (NOK)	3,818,209
455,000	Var Energi ASA, 8.000%, 11/15/2032(b)	509,352
		18,414,562
	Paraguay — 0.1%
1,420,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(b)	1,357,542
615,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(b)	605,603
		1,963,145
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(b)	2,887,374
840,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(b)	810,428
		3,697,802
	Poland — 0.3%
26,400,000	Republic of Poland Government Bonds, Series 1030, 1.250%, 10/25/2030, (PLN)	5,095,387
12,970,000	Republic of Poland Government Bonds, Series 725, 3.250%, 7/25/2025, (PLN)	3,165,684
		8,261,071
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(b)	3,174,422
	Qatar — 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031(b)	1,523,749
1,600,000	QatarEnergy, 2.250%, 7/12/2031(b)	1,336,168
		2,859,917
	Romania — 0.0%
1,100,000	Romania Government International Bonds, 2.000%, 4/14/2033, (EUR)(b)	883,534
	Singapore — 0.2%
10,055,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	7,236,486
	South Africa — 0.5%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(b)	1,194,484
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(b)	1,409,056
116,835,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	5,408,365

Principal Amount (‡)	Description	Value (†)

	South Africa — continued
39,185,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	$1,804,852
7,585,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,717,308
		15,534,065
	Spain — 0.4%
800,000	Banco Santander SA, 6.938%, 11/07/2033	873,806
2,000,000	Banco Santander SA, (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,834,044
1,260,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(b)	1,279,837
1,000,000	CaixaBank SA, EMTN, (fixed rate to 11/23/2027, variable rate thereafter), 6.250%, 2/23/2033, (EUR)	1,126,593
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	3,474,479
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	700,272
2,525,000	Spain Government Bonds, 1.950%, 7/30/2030, (EUR)	2,538,818
		11,827,849
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	6,916,561
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	1,533,997
		8,450,558
	Sweden — 0.1%
1,200,000	Swedbank AB, 6.136%, 9/12/2026(b)	1,214,837
2,560,000	Sweden Government Bonds, Series 1058, 2.500%, 5/12/2025, (SEK)	240,194
38,000,000	Sweden Government Bonds, Series 1062, 0.125%, 5/12/2031, (SEK)	3,126,370
		4,581,401
	Switzerland — 0.2%
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027	1,280,505
325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(b)	391,709
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(b)	2,524,896
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(b)	787,372
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	329,032
		5,313,514
	Taiwan — 0.0%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031	1,629,556
	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation UnLtd, 5.250%, 11/04/2027(b)	404,348
	Turkey — 0.2%
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(b)	1,089,760
Principal Amount (‡)	Description	Value (†)

	Turkey — continued
$1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	$1,356,979
3,480,000	Turkiye Government International Bonds, 5.250%, 3/13/2030	3,177,101
680,000	Turkiye Government International Bonds, 7.625%, 4/26/2029	693,635
		6,317,475
	United Arab Emirates — 0.0%
1,295,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(b)	1,184,920
	United Kingdom — 0.7%
200,000	BAE Systems PLC, 5.250%, 3/26/2031(b)	199,434
1,695,000	BAE Systems PLC, 5.300%, 3/26/2034(b)	1,677,203
6,370,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	6,526,895
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(b)	1,264,788
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,151,471
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(b)	66,100
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(b)	138,822
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(b)	1,290,408
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	881,052
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(b)	1,224,874
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026(b)	2,168,637
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	266,606
235,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	290,078
2,065,000	U.K. Gilts, 3.250%, 1/31/2033, (GBP)	2,446,314
		19,592,682
	United States — 11.8%
165,000	AES Corp., 3.950%, 7/15/2030(b)	150,865
315,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(b)(f)	303,704
1,915,000	Albemarle Corp., 5.050%, 6/01/2032	1,838,499
744,638	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	716,267
210,761	American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.950%, 8/15/2026	208,528
247,819	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	241,174
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)	2,896,385
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	257,124
2,330,000	Ares Capital Corp., 3.200%, 11/15/2031	1,921,510
290,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(b)	268,038
425,000	Ashland, Inc., 3.375%, 9/01/2031(b)	357,628
800,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	701,094

Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	$1,091,983
2,865,000	Bank of America Corp., Series MPLE, (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)	1,976,170
10,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(b)	10,238
11,400,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	8,531,304
500,000	Block, Inc., 3.500%, 6/01/2031	431,328
4,840,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	4,694,532
1,220,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(b)	1,223,221
1,550,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	1,393,912
2,585,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(b)	2,502,927
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,103,659
1,000,000	Boeing Co., 5.150%, 5/01/2030	960,286
899,000	Boeing Co., 5.705%, 5/01/2040	828,846
4,830,000	Boeing Co., 5.805%, 5/01/2050	4,352,796
60,000	Boeing Co., 5.930%, 5/01/2060	53,643
1,855,000	Boeing Co., 6.528%, 5/01/2034(b)	1,899,334
8,415,000	Boeing Co., 6.858%, 5/01/2054(b)	8,635,236
1,105,000	Boeing Co., 7.008%, 5/01/2064(b)	1,131,376
1,400,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(b)	1,459,713
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.199%, 12/15/2038(b)(h)	831,191
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(b)	2,627,385
5,205,000	Broadcom, Inc., 2.600%, 2/15/2033(b)	4,218,162
690,000	Broadcom, Inc., 3.187%, 11/15/2036(b)	546,042
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(b)	4,392,647
4,670,000	Broadcom, Inc., 3.469%, 4/15/2034(b)	3,981,147
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(b)	2,292,739
695,000	Carnival Corp., 5.750%, 3/01/2027(b)	686,606
150,000	Carnival Corp., 7.000%, 8/15/2029(b)	155,488
10,570,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	8,627,445
6,265,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(b)	4,755,496
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032(b)	1,289,879
370,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	380,542
270,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	277,447
195,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	204,916
2,385,000	Centene Corp., 2.500%, 3/01/2031	1,957,324
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,265,502
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	636,876
895,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	788,981
4,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	3,225,497
265,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	284,138
Principal Amount (‡)	Description	Value (†)

	United States — continued
$2,570,000	CommScope Technologies LLC, 5.000%, 3/15/2027(b)	$1,061,127
1,440,000	CommScope, Inc., 4.750%, 9/01/2029(b)	998,208
2,663,000	Continental Resources, Inc., 2.875%, 4/01/2032(b)	2,150,444
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(b)	4,584,026
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	8,456,417
2,400,000	CSC Holdings LLC, 4.125%, 12/01/2030(b)	1,551,228
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(b)	1,545,304
20,310,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	7,396,945
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(b)	670,643
595,000	CSC Holdings LLC, 5.375%, 2/01/2028(b)	452,063
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	186,837
1,115,000	CSC Holdings LLC, 6.500%, 2/01/2029(b)	813,819
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	834,230
50,000	Dillard's, Inc., 7.000%, 12/01/2028	51,665
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,274
355,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(b)	333,908
3,550,000	DISH DBS Corp., 5.125%, 6/01/2029	1,405,837
4,115,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	3,245,880
795,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	551,184
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,216,701
80,000	EnLink Midstream LLC, 6.500%, 9/01/2030(b)	81,816
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	498,844
280,000	EPR Properties, 3.600%, 11/15/2031	233,430
1,230,000	EQT Corp., 3.625%, 5/15/2031(b)	1,085,096
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029(b)	113,133
2,570,000	Expedia Group, Inc., 2.950%, 3/15/2031	2,221,870
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,617,559
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,716,230
390,000	Gartner, Inc., 3.625%, 6/15/2029(b)	357,151
85,000	Gartner, Inc., 3.750%, 10/01/2030(b)	76,231
570,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	479,064
760,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	788,768
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	386,557
960,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	881,193
475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(b)	420,499
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(b)	438,251
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(b)	1,107,930
320,000	Hyundai Capital America, 5.400%, 6/24/2031(b)	317,320
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030(b)	1,456,309
7,770,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	6,643,672
3,555,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,336,805
1,840,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(b)	976,950
1,055,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	1,078,534

Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,310,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	$1,234,463
795,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	696,055
1,620,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,640,767
730,000	JELD-WEN, Inc., 4.875%, 12/15/2027(b)	689,442
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(b)	217,904
1,440,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(b)	1,447,441
525,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(b)	536,185
210,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	216,976
1,300,000	Lithia Motors, Inc., 3.875%, 6/01/2029(b)	1,168,986
120,000	Lithia Motors, Inc., 4.375%, 1/15/2031(b)	106,829
995,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	914,261
155,000	Matador Resources Co., 6.875%, 4/15/2028(b)	157,331
580,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(b)	586,564
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	620,598
6,240,000	Micron Technology, Inc., 5.875%, 2/09/2033	6,374,506
655,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	567,555
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(b)	409,438
1,415,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	1,119,436
345,000	MSCI, Inc., 3.250%, 8/15/2033(b)	285,016
420,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(b)	411,081
520,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(b)	476,835
1,095,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(b)	1,052,210
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026(b)	4,547,666
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027(b)	607,085
715,000	NCL Corp. Ltd., 8.125%, 1/15/2029(b)	749,143
1,960,000	NCL Finance Ltd., 6.125%, 3/15/2028(b)	1,935,567
2,020,000	Netflix, Inc., 4.875%, 6/15/2030(b)	1,988,237
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(b)	23,080
70,000	OneMain Finance Corp., 3.500%, 1/15/2027	65,586
85,000	OneMain Finance Corp., 3.875%, 9/15/2028	76,213
215,000	OneMain Finance Corp., 4.000%, 9/15/2030	184,522
290,000	OneMain Finance Corp., 5.375%, 11/15/2029	271,978
1,705,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,732,541
400,000	Ovintiv, Inc., 6.250%, 7/15/2033	412,312
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,045,928
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	46,271
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	239,437
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	32,336
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	125,284
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	146,851
1,265,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,075,807
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	286,692
480,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	438,292
690,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	630,282
Principal Amount (‡)	Description	Value (†)

	United States — continued
$745,000	Post Holdings, Inc., 4.500%, 9/15/2031(b)	$667,778
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,082,666
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,434,886
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	406,813
1,310,000	Rand Parent LLC, 8.500%, 2/15/2030(b)	1,325,013
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	495,968
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,111,963
7,695,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(b)	7,186,259
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,163,011
2,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(b)	2,304,099
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	6,109,967
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	3,800,527
2,945,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(b)	2,850,162
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(b)	3,238,159
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(b)	403,360
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(b)	399,374
105,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	91,518
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(b)	916,509
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	148,420
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	289,776
255,000	Tapestry, Inc., Series ., 3.050%, 3/15/2032	205,633
875,000	Targa Resources Corp., 6.125%, 3/15/2033	898,613
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	238,023
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	157,452
665,000	TD SYNNEX Corp., 6.100%, 4/12/2034	666,850
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	178,663
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	78,504
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	65,871
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	70,787
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,622,189
400,000	TopBuild Corp., 4.125%, 2/15/2032(b)	352,246
405,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	410,362
4,075,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	3,754,333
530,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	482,329
240,000	TriNet Group, Inc., 3.500%, 3/01/2029(b)	213,624
193,343	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	191,147
12,440,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	7,924,669
5,210,000	U.S. Treasury Bonds, 3.625%, 5/15/2053	4,433,588
9,980,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	9,293,485

Principal Amount (‡)	Description	Value (†)

	United States — continued
$5,120,059	U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/2033(i)	$4,834,470
5,275,000	U.S. Treasury Notes, 4.000%, 2/15/2034	5,120,047
20,450,000	U.S. Treasury Notes, 4.500%, 3/31/2026(j)	20,342,957
10,905,000	U.S. Treasury Notes, 4.625%, 2/28/2026	10,865,810
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029(b)	12,495,837
8,655,000	Uber Technologies, Inc., 6.250%, 1/15/2028(b)	8,665,170
1,555,000	Uber Technologies, Inc., 7.500%, 9/15/2027(b)	1,585,508
140,000	Uber Technologies, Inc., 8.000%, 11/01/2026(b)	141,214
645,000	UKG, Inc., 6.875%, 2/01/2031(b)	653,082
226,076	United Airlines Pass-Through Trust, Series 16-2, Class B, 3.650%, 4/07/2027	217,472
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(b)	1,086,024
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	762,635
1,130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	1,014,023
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(b)	177,607
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,014,097
895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(b)	863,128
285,000	Viper Energy, Inc., 7.375%, 11/01/2031(b)	295,171
1,945,000	VMware LLC, 2.200%, 8/15/2031	1,580,400
130,000	Western Digital Corp., 2.850%, 2/01/2029	112,817
90,000	Western Digital Corp., 3.100%, 2/01/2032	73,173
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	334,817
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	416,336
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	405,806
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	135,171
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	99,960
640,000	Western Midstream Operating LP, 6.150%, 4/01/2033	656,068
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,558,861
		351,157,968
	Uruguay — 0.1%
86,955,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	2,043,073
	Total Non-Convertible Bonds (Identified Cost $935,313,125)	847,856,475

Convertible Bonds — 1.8%
	United States — 1.8%
12,590,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	12,019,899
3,160,000	Carnival Corp., 5.750%, 12/01/2027	5,153,960
23,580,000	DISH Network Corp., 3.375%, 8/15/2026	14,623,376
6,285,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(k)	4,620,121
Principal Amount (‡)	Description	Value (†)

	United States — continued
$320,000	Etsy, Inc., 0.125%, 9/01/2027	$267,272
745,000	Etsy, Inc., 0.250%, 6/15/2028	585,900
345,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	397,095
6,890,000	Southwest Airlines Co., 1.250%, 5/01/2025	6,896,890
655,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(k)	623,232
9,635,000	Teladoc Health, Inc., 1.250%, 6/01/2027	7,984,496
930,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(b)	1,105,770
360,000	Unity Software, Inc., Zero Coupon, 7.197%-7.334%, 11/15/2026(k)	310,140
120,000	Zillow Group, Inc., 1.375%, 9/01/2026	144,673
	Total Convertible Bonds (Identified Cost $68,058,780)	54,732,824

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,991)	97,263
	Total Bonds and Notes (Identified Cost $1,003,486,896)	902,686,562

Senior Loans — 0.6%
	United States — 0.6%
1,110,000	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 5/23/2031(l)	1,108,613
1,871,087	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 8.094%, 10/18/2028(h)(m)	1,873,426
1,266,442	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 8.094%, 8/08/2027(h)(m)	1,270,406
245,000	Cedar Fair LP, 2024 Term Loan B, 5/01/2031(l)	244,236
208,066	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 3 mo. USD SOFR + 4.000%, 9.330%, 1/29/2031(h)(m)	206,853
341,000	GTCR W Merger Sub LLC, 2024 USD Term Loan B, 1/31/2031(l)	340,952
341,000	GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD SOFR + 3.000%, 8.335%, 1/31/2031(h)(m)	340,952
322,895	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 11/08/2030(l)	323,118
385,867	Hilton Domestic Operating Co., Inc., 2024 Term Loan B4, 11/08/2030(l)	386,134
29,923	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(l)	29,897
1,926,470	Hilton Grand Vacations Borrower LLC, 2024 1st Lien Term Loan B, 1/17/2031(l)	1,925,025
1,007,475	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.094%, 1/17/2031(h)(m)	1,006,719
269,325	HUB International Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.575%, 6/20/2030(h)(m)	269,796
99,750	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.070%, 4/14/2029(h)(m)	99,679
99,750	Light & Wonder International, Inc., 2024 Term Loan B2, 4/14/2029(l)	99,679

Principal Amount (‡)	Description	Value (†)

	United States — continued
$665,000	Resideo Funding, Inc., 2024 M&A Term Loan B, 5/21/2031(l)	$662,925
390,000	Resideo Funding, Inc., 2024 M&A Term Loan B, 1 mo. USD SOFR + 2.000%, 7.339%, 5/21/2031(h)(m)	388,783
109,871	Resideo Funding, Inc., 2024 Term Loan B, 2/11/2028(l)	109,871
384,008	Resideo Funding, Inc., 2024 Term Loan B, USD SOFR + 2.000%, 7.338%, 2/11/2028(h)(m)	384,008
1,078,488	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.085%, 9/27/2030(h)(m)	1,076,891
842,888	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.799%, 1/12/2029(h)(m)	848,156
1,855,338	Trans Union LLC, 2024 Term Loan B8, 6/24/2031(l)	1,850,236
94,763	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 7.843%, 2/28/2031(h)(m)	94,952
163,202	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 8.085%, 8/24/2028(h)(m)	163,440
595,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 8.585%, 5/06/2031(h)(m)	595,530
444,465	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.089%, 3/03/2030(h)(m)	446,234
2,080,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 5/24/2030(l)	2,080,291
	Total Senior Loans (Identified Cost $18,214,271)	18,226,802

Shares	Description	Value (†)
Preferred Stocks — 0.0%
	United States — 0.0%
23,356	El Paso Energy Capital Trust I, 4.750%, 3/31/2028 (Identified Cost $1,076,192)	$1,105,673

Principal Amount (‡)
Short-Term Investments — 1.0%
$28,079,743	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $28,087,933 on 7/01/2024 collateralized by $30,765,200 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $28,641,499 including accrued interest(n) (Identified Cost$28,079,743)	28,079,743
	Total Investments — 98.5% (Identified Cost $2,465,729,882)	2,934,778,129
	Other assets less liabilities — 1.5%	45,824,942
	Net Assets — 100.0%	$2,980,603,071

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of Rule 144A holdings amounted to
$314,740,184 or 10.6% of net assets.

(c)	Amount shown represents units. One unit represents a principal amount of 1,000.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Amount shown represents principal amount including inflation adjustments.
(f)	Perpetual bond with no specified maturity date.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(i)	Treasury Inflation Protected Security (TIPS).
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(l)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty.
Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/04/2024	BRL	S	55,000,000	$9,905,448	$9,770,031	$135,417
Bank of America N.A.	9/18/2024	GBP	B	12,366,000	15,767,763	15,640,766	(126,997)
Bank of America N.A.	9/18/2024	JPY	B	5,864,309,000	38,177,604	36,881,227	(1,296,377)
Bank of America N.A.	9/19/2024	KRW	S	19,047,379,000	13,874,940	13,899,383	(24,443)
Bank of America N.A.	9/18/2024	MXN	B	13,000,000	698,257	702,092	3,835
Bank of America N.A.	9/18/2024	MXN	S	336,885,000	17,839,847	18,194,149	(354,302)
Bank of America N.A.	9/18/2024	ZAR	S	137,000,000	7,524,165	7,486,027	38,138
HSBC Bank USA N.A.	9/18/2024	AUD	B	450,000	299,775	300,796	1,021
HSBC Bank USA N.A.	9/18/2024	AUD	S	13,800,000	9,134,703	9,224,423	(89,720)
HSBC Bank USA N.A.	9/18/2024	CAD	S	62,229,000	45,266,179	45,570,595	(304,416)
HSBC Bank USA N.A.	9/18/2024	IDR	S	100,000,000,000	6,135,158	6,099,081	36,077
Morgan Stanley Capital Services LLC	9/18/2024	EUR	B	78,408,000	85,291,438	84,284,252	(1,007,186)
Morgan Stanley Capital Services LLC	9/18/2024	EUR	B	1,200,000	1,289,180	1,289,933	753
Morgan Stanley Capital Services LLC	9/18/2024	NZD	S	6,003,000	3,680,199	3,656,394	23,805
UBS AG	9/18/2024	COP	S	30,469,789,000	7,634,434	7,253,360	381,074
Total							$(2,583,321)

At June 30, 2024, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	9/18/2024	NOK	30,959,000	EUR	2,679,828	$2,880,666	$(24,497)
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2024	549	$59,853,289	$60,381,422	$528,133
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2024	4	813,538	816,875	3,337
CBOT U.S. Long Bond Futures	9/19/2024	719	83,958,210	85,066,688	1,108,478
CBOT Ultra Long Term U.S. Treasury Bond Futures	9/19/2024	161	19,909,152	20,180,344	271,192
Total					$1,911,140

At June 30, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2024	445	$47,033,782	$47,427,266	$(393,484)
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	560	62,903,690	63,577,500	(673,810)
Total					$(1,067,294)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$27,498,648	$ —	$ —	$27,498,648
France	—	46,204,115	—	46,204,115
Japan	—	48,589,869	—	48,589,869
Netherlands	—	72,678,755	—	72,678,755
Sweden	—	77,191,600	—	77,191,600
Taiwan	—	68,291,648	—	68,291,648

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
United Kingdom	$ —	$65,206,300	$ —	$65,206,300
United States	1,547,001,325	32,017,089	—	1,579,018,414
Total Common Stocks	1,574,499,973	410,179,376	—	1,984,679,349
Bonds and Notes(a)	—	902,686,562	—	902,686,562
Senior Loans(a)	—	18,226,802	—	18,226,802
Preferred Stocks(a)	1,105,673	—	—	1,105,673
Short-Term Investments	—	28,079,743	—	28,079,743
Total Investments	1,575,605,646	1,359,172,483	—	2,934,778,129
Forward Foreign Currency Contracts (unrealized appreciation)	—	620,120	—	620,120
Futures Contracts (unrealized appreciation)	1,911,140	—	—	1,911,140
Total	$1,577,516,786	$1,359,792,603	$ —	$2,937,309,389

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(3,227,938)	$ —	$(3,227,938)
Futures Contracts (unrealized depreciation)	(1,067,294)	—	—	(1,067,294)
Total	$(1,067,294)	$(3,227,938)	$ —	$(4,295,232)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of June 30, 2024, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of June 30, 2024, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of June 30, 2024:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$620,120	$ —	$620,120
Exchange-traded asset derivatives
Interest rate contracts	—	1,911,140	1,911,140
Total asset derivatives	$620,120	$1,911,140	$2,531,260

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(3,227,938)	$ —	$(3,227,938)

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Exchange-traded liability derivatives
Interest rate contracts	$ —	$(1,067,294)	$(1,067,294)
Total liability derivatives	$(3,227,938)	$(1,067,294)	$(4,295,232)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2024, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:
Counterparty:	Derivatives	Collateral Pledged
Bank of America N.A.	$ (1,624,729)	$1,390,000
HSBC Bank USA N.A.	(357,038)	280,000
Morgan Stanley Capital Services LLC	(1,007,125)	1,197,364
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.
Industry Summary at June 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	9.2%
Treasuries	8.4
Capital Markets	7.4
Machinery	5.9
Life Sciences Tools & Services	5.0
Software	4.7
Specialty Retail	4.2
IT Services	3.9
Broadline Retail	3.5
Interactive Media & Services	3.3
Chemicals	2.7
Cable Satellite	2.6
Financial Services	2.5
Banking	2.5
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	2.3
Consumer Staples Distribution & Retail	2.1
Other Investments, less than 2% each	24.9
Short-Term Investments	1.0
Total Investments	98.5
Other assets less liabilities (including forward foreign currency and futures contracts)	1.5
Net Assets	100.0%

Currency Exposure Summary at June 30, 2024 (Unaudited)
United States Dollar	75.1%
Euro	6.7
Canadian Dollar	3.0
Swedish Krona	2.7
British Pound	2.4
New Taiwan Dollar	2.3
Other, less than 2% each	6.3
Total Investments	98.5
Other assets less liabilities (including forward foreign currency and futures contracts)	1.5
Net Assets	100.0%